Selling, general and administrative expenses (Tables)	12 Months Ended
Dec. 31, 2019
Selling, general and administrative expenses
Schedule of selling, general and administrative expenses

	Year Ended
	December 31,
(in thousands of €)	2019	2018	2017
Personnel expense	€40,082	€18,292	€6,745
Consulting fees	5,624	3,646	3,289
Marketing costs	10,719	1,826	—
Supervisory board	2,792	1,088	621
Office costs	5,352	2,619	1,793
	€64,569	€27,471	€12,448